Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of accounts receivable [Abstract]
Accounts receivable – third parties	$ 2,996,582	$ 3,510,261
Accounts receivable – related parties	1,161,504	1,267,547
Total accounts receivable, gross	4,158,086	4,777,808
Less: allowance for doubtful accounts	(275,247)	(270,693)
Accounts receivable, net	$ 3,882,839	$ 4,507,115